LoanID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Initial Exception Grade	Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Initial Exception Level Grade	Fitch Final Exception Level Grade	Moody's Initial Exception Level Grade	Moody's Final Exception Level Grade	DBRS/Morningstar Initial Exception Level Grade	DBRS/Morningstar Final Exception Level Grade	KBRA Initial Exception Level Grade	KBRA Final Exception Level Grade	S&P Initial Exception Level Grade	S&P Final Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
1606	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The "other" payment stated on the XXXX of $XX.XX differs from the escrow shortage on the statement provided of $XXX.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/12/2024	1/23/2024	Yes	Yes				Higher Priced QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI) $XXX.XX (Tax) and $XX.XX (Other) noted on the XXXX.	X/XX/XXXX: Audit reviewed the PITI breakdown provided and validated the other payment on the XXXX is in fact the escrow overage of $XX.XX. Exception resolved.
1791	XXXXX		XXXXXXX_2571	Credit	3	1	Final Loan Application is Partial	Final Loan Application is Partial; Final XXXX signed XX/XX reflects real estate owned section with two primary residences.	Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	C	A	C	A	D	A	2/1/2024	02/14/2024	Yes	Yes				Higher Priced QM (APOR)	See attached updated XXXX reflecting occupancy for XXX as investment
Final Loan Application is Present.  See attached updated XXXX reflecting occupancy for XXX as investment.  Received an updated loan application showing the property at XXX is an investment property. Exception cleared.

1976	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/mos is reflected on the Final XXXX and XXXX but there is no supporting documentation in the file. The Escrow Analysis screen print reflects borrower paid MI of $XX.XX/mos, however, the figure on this analysis does not match with the figure on the XXXX. Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/20/2024	1/26/2024	Yes	Yes				Higher Priced QM (APOR)	XXX lien pay history showing total escrows as $XXX.XX. XXXX escrow total is $XXX.XX. XXXX is understated by $XX.XX. DTI increase from XX.XXX% to XX.XXX%.
Borrower liabilities verified indicator is Present.  XXX lien pay history showing total escrows as $XXX.XX. XXXX escrow total is $XXX.XX. XXXX is understated by $XX.XX. DTI increase from XX.XXX% to XX.XXX%.   Re-reviewed the Escrow Analysis and Escrow Account history against the XXXX.  The Escrow Account shows a break down of the projected escrow fees with the actual payment confirming the $XX.XX difference. Exception cleared.

4011	XXXXX		XXXXXXX_1262	Credit	3	1	CoBorrower Income Verification does not match Approval
Missing current XXX for CoBorrower supporting $X,XXX.XX per month used to qualify. XXX in file reflects $X,XXX.XX per month and using that amount would increase the DTI to XX.XXX% which exceeds the max XX% for the program.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/26/2024	02/05/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors
The coborrower income verification does match approval.  revised income calculation worksheet, underwriter grossed up social security income XX%, which supports the XXX income of $XXXX.XX used for qualifying. ;

The coborrower income verification does match approval.  revised income calculation worksheet, underwriter grossed up social security income XX%, which supports the XXX income of $XXXX.XX used for qualifying. ;

4936	XXXXX		XXXXXXX_1257	Credit	3	2	Borrower Employment Verification does not meet guidelines
Verbal Verification of Employment dated XX/XX/XX was not dated within XX business days of XX/X/XX Note date as required per Lender matrix.; Reviewed with Client.  Acknowledged with compensating factors: Disposable income of XXXXX.XX; Borrower has stable job time - Borrower has X.XX years at job; See attached exception request for VOE.
Received an updated VVOE dated X/XX/XXXX showing borrower is still employed with the company.  In addition, an exception request has been provided.  Exception states : XXX  would like consideration for an exception to purchase. The borrowers VOE that was delivered was dated XX/XX/XX and expired on XX/X/XX.  This was X days prior to our note date of XX/X/XX.  The attached VOE was verified on X/XX/XX (post-close) but confirms the borrower is still active with the employer. While the VOE was expired at the note date, the updated VOE validats the borrower is still active and there were no changes needed to the loan file.  Since the borrower is still actively employed and with the compensating factors below, we would like consideration for purchase.  Compensating Factors : Low LTV/CLTV of X.XX%/XX.XX%; Low DTI of XX.XX% / XX.XX%; Qualifying FICO of XXX; No reported mortgage lates on credit; No reported derogatory revolving/installment/other debt on credit.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/30/2024	02/22/2024		No		Yes		Safe Harbor QM (APOR)
Received an updated VVOE dated X/XX/XXXX showing borrower is still employed with the company. n addition, an exception request has been provided.  Exception states : XXX would like consideration for an exception to purchase. The borrowers VOE that was delivered was dated XX/XX/XX and expired on XX/X/XX.  This was X days prior to our note date of XX/X/XX.  The attached VOE was verified on X/XX/XX (post-close) but confirms the borrower is still active with the employer. While the VOE was expired at the note date, the updated VOE validats the borrower is still active and there were no changes needed to the loan file.  Since the borrower is still actively employed and with the compensating factors below, we would like consideration for purchase.  Compensating Factors : Low LTV/CLTV of X.XX%/XX.XX%; Low DTI of XX.XX% / XX.XX%; Qualifying FICO of XXX; No reported mortgage lates on credit; No reported derogatory revolving/installment/other debt on credit
																																						Reviewed with Client. Acknowledged with compensating factors: Disposable income of XXXXX.XX; Borrower has stable job time - Borrower has X.XX years at job
6601	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX% exceeds guideline maximum of XX%.  Only XX% of the XXXX Schedule E Loss (-$XXX.XX per month) from XXXX in the income amount.  Property at XXXX was obtained through the XXX% owned XXX.  Full mortgage payment was calculated for this property at $X,XXX per month.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	B	C	A	1/24/2024	02/19/2024	Yes	Yes				Safe Harbor QM (APOR)	Please see attached. Borrower was overqualified and DTI remains in tolerance at XX.XXX
Please see attached. Borrower was overqualified and DTI remains in tolerance at XX.XXX. Received rebuttal response with a copy of the updated XXXX The borrower was overqualified on the proposed payment history.  Per docs in file payment due for XXX  was $XXXX.XX. Usting this payment & using XXX% of loss from XXX (XXXX/XX=XXX per month) results in a DTI of XX.XXX%.  Please see attached updated XXXX.  Re-reviewed documentation provided with original documents and confirmed the currently monthly payment; along with the full payment outlined on the rental loss from the business.  Updated the loan accordingly - exception cleared.

6786	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to the increase of title signing fee from $XXX.XX to $XXX.XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/22/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed - split signing
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

6971	XXXXX		XXXXXXX_897	Credit	3	2	Underwriting CLTV exceeds Guideline Maximum Allowable	; Underwriting CLTV of XX.XX% is greater than the maximum allowable guideline CLTV of XX%. Lender used a XXX Lien Balance of $XXX,XXX vs. documented balance of $XXX,XXX.XX dated XX/XX/XX.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/12/2024	1/30/2024		No		Yes		Higher Priced QM (APOR)
XXX would like consideration for an exception to purchase. The UPB of the XXX lien of $XXX,XXX was not accurate. The intent was the borrower was going to make a principal payment to reduce the UPB to $XXX,XXX. With the accurate UPB of $XXX,XXX.XX it puts our CLTV at XX.XXX%. The loan closed on XX/XX. Since the loan closed the CLTV guidelines changed on XX/X allowing CLTV’s up to XX%. With the borrowers FICO of XXX they would qualify for the XX% CLTV had the loan closed on/after XX/X. Since the guidelines have changed that now allow for CLTV’s up to XX% and the compensating factors attached, we feel this is a low risk loan and would like consideration for purchase.
																																						Reviewed with client. CLTV is ok with comp factors. Downgrading to LevelX/B grade.
10671	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The "other" payment of $X.XX on the "XXXX" does not match the escrow shortage of $XX.XX on statement in file. Please provide verification of the $X.XX "other" payment.	Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/16/2024	1/23/2024	Yes	Yes				Safe Harbor QM (APOR)	XXX lien PITI is slightly overstated. Total PITI is $X,XXX.XX ($X,XXX.XX PI and $XXX.XX (Escrow). Our XXXX is over by $XX.XX (Taxes & Other payment). DTI would go down form XX.XXX to XX.XXX.
X/XX/XXXX:  Audit reviewed the PITI breakdown and the XXXX PITI payment is higher by $XX.XX due to actual escrow and P/I payments.  $X.XX other payment is due to the escrow overage included.  Exception resolved.

11411	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.  The DTI is XX.XX%. The file contains a guideline exception approval for the DTI >XX%. Comp factors include XxXX on mtg > X years, paying off debt and reducing payments by > $XXX.XX/mo. ; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Please see attached response; documents were in file to support the calculation of the XXX lien PITI.  LOX states the required PITI of the XXX lien is $XXXX.XX which includes taxes and insurance, an additional amount of $XX.XX was added in the "other" section to make up for any shortage. The escrow analysis is completed for first lien based on internal escrow policy.  The HOI policy was paid in XXXX & payment reamins $XXXX.XX based on new premium due of $XXXX.XX in April.  The DTI is XX.XXX as provided on the traXXXittal and exception request.
Re-reviewed the escrow shortage document with the XXXX and current documentation showing the breakdown of the HOI Policy and Taxes.  Confirmed the HOI policy increased and the escrow shortage amount covers this increase in the amount of $XX.XX.  Updating loan accordingly. ; Reviewed with Client.  Will Acknowledge with compensating factors: Original CLTV is Below the Guidelines.  Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX; Disposable income of XXXX.XX; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX; Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has X.XX years at job.; The DTI is XX.XX%. The file contains a guideline exception approval for the DTI >XX%. Comp factors include XxXX on mtg > X years, paying off debt and reducing payments by > $XXX.XX/mo. ; The loan was approved at DTI of XX.XXX% which exceeds the guideline maximum DTI of XX%.  The file does contain a lender exception approval for a DTI of XX.XXX.  Qualifying DTI is calculated at XX.XX and exceeds guideline maximum of XX.XX. HOI Policy amount is calculated higher than stated - causing the issue.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/29/2024	02/21/2024		No		Yes		Higher Priced QM (APOR)	Lender exception in file for higher DTI of XX.XXX
Reviewed with Client.  Will Acknowledge with compensating factors: Original CLTV is Below the Guidelines.  Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX; Disposable income of XXXX.XX; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX; Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has X.XX years at job.

11411	XXXXX		XXXXXXX_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; The county of XXX had a FEMA declared disaster for individual assistance on XXX X, XXXX for incident on XXX XX, XXXX.  The file does not contain any servicing notes or anything else to indicate there was not damage to the property.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/29/2024	02/05/2024	Yes	Yes				Higher Priced QM (APOR)	Post Disaster Inspection provided. See attached screenshot from our servicing platform showing customer confirmed no damage.	Received screenshot showing borrower reporting no disaster impact. Exception cleared.
11411	XXXXX		XXXXXXX_-96474	Compliance	2	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Documentation required to verify receipt date for LE. LE was provided X business days prior to consummation but no receipt date was provided. E-disclose document in file does not show borrower viewed it, LE must be received at least X days prior to consummation.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	A	B	A	B	A	B	A	B	A	1/28/2024	2/5/2024	Yes	Yes				Higher Priced QM (APOR)	See attached audit log showing customer reviewed the LE XX/XX/XX.
This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

12151	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/mos is reflected on the XXXX but there is no supporting documentation in the file and no underwriter explanation. The file does not contain an Escrow Review Statement. Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/20/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	XXXX PITI is $XXX.XX. Pay history shows payment of $XXX.XX. This is a shortage of $X.XX.
Borrower liabilities verified indicator is Present.  XXXX PITI is $XXX.XX. Pay history shows payment of $XXX.XX. This is a shortage of $X.XX. Re-reviewed the pay history status versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

13816	XXXXX		XXXXXXX_3500	Credit	3	1	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Provide a clear non darkened copy of the proof of borrower XXX status.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/16/2024	1/24/2024	Yes	Yes				Safe Harbor QM (APOR)	XXXX attached showing XXX.	X/XX/XXXX : XXXX attached showing XXX. Loan application received showing clear mark of borrower being a XXX. Exception cleared.
14926	XXXXX		XXXXXXX_2571	Credit	3	1	Final Loan Application is Partial
The final XXXX lists the property at XXX as sold. The Letter of explanation in the file indicates that the borrower has current ownership, and the file contains no evidence the property has been sold. Please provide evidence that the property has been sold, or an updated final executed URLA that the property is retained.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/16/2024	1/29/2024	Yes	Yes				Safe Harbor QM (APOR)	Please see updated XXXX/ XXXX the borrowers ratios remain in tolerance	Received updated XXXX/XXXX showing the REO property at XXX is retained and included in the liability calculation. Exception cleared
17516	XXXXX		XXXXXXX_897	Credit	3	2	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XXX%  is greater than the maximum allowable guideline CLTV of XX.XX%; Acknowledged by Client.
Reviewed with Client.  Acknowledged with compensating factors:  Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. Disposable income of XXXX.XX;  Borrower X has significant job time - Borrower has X.XX years on job; Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has X.XX years at job.; XXX lender guidelines November XX, XXXX v X.X, show max CLTV of XX% when the FICO is XXX-XXX and this loan has CLTV of XX.XXX% and FICO of XXX.  There is not a lender exception approval in the file.  Does not meet guidelines.; Please consider an exception request for this loan. See attached.
Exception documentation confirms : Okay with XX.XX, CLTV, comp factors : Mortgage History - xXX days last XX mos.; Job Stability - same employer for X.X years; Back-end Ratio <XX%; Top Ratio <XX%; XX yrs at subject property.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/29/2024	02/22/2024		No		Yes		Higher Priced QM (APOR)
Exception documentation confirms : Okay with XX.XX, CLTV, comp factors : Mortgage History - xXX days last XX mos.; Job Stability - same employer for X.X years; Back-end Ratio <XX%; Top Ratio <XX%; XX yrs at subject property.

Reviewed with Client.  Acknowledged with compensating factors:  Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. Disposable income of XXXX.XX;  Borrower X has significant job time - Borrower has X.XX years on job; Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has X.XX years at job.

18256	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to  the  Title Signing Fee increasing on Final CD from $XXX to $XXX, no valid XXX in file or proof a refund was issued
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	B	C	A	1/16/2024	1/23/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Borrower requested a split signing prior to closing, tacking on the additional $XXX signing fee.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). Exception Cleared

23436	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of XX.XX/monthly is reflected on the XXXX but there is no documentation in the file and no notes on the XXXX (does not match the escrow shortage statement of $XX.XX/monthly.) Provide documentation to support $XX.XX monthly.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/29/2024	02/14/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.
Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

23806	XXXXX		XXXXXXX_1257	Credit	3	1	Borrower Employment Verification does not meet guidelines	BX's self employment verified on XX/XX/XX, which is XX business days prior to the note date of XX/XX/XXXX. Please provide a VOE dated within XX business days of the note date.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/25/2024	02/02/2024	Yes	Yes				Higher Priced QM (APOR)	Guidelines allow for Verification of the existence of the business with third party sources be obtained within XXX days of the Note Date.
The exception 'Borrower Employment Verification does not meet guidelines' is cleared.  Guidelines allow for Verification of the existence of the business with third party sources be obtained within XXX days of the Note Date.  Re-reviewed the guidelines and confirmed.  If Self-Employed income - Verification of the existence of the business must be obtained within XXX days of the note.  Exception cleared.

26396	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid XXX or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The appraisal fee was increased from $XXX.XX to $XXX.XX on the LE issued XX/XX/XXXX. The file does not contain a valid XXX for the increase in fee.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/18/2024	02/26/2024	Yes	No				Safe Harbor QM (APOR)	See attached cure docs.	Cure package provided within XX days of discovery.
27321	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The XXXX reflects an 'other' payment for the subject of $XX.XX; however, the escrow analysis in file does not reflect an escrow shortage of this amount.  Documentation to verify the 'other' portion of the subject payment of $XX.XX is required.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/19/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.
Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

28061	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Escrow Review Statement reflects difference of $X.XX. TraXXXittal Summary reflects Other of $XX.XX. missing evidence of $XX.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/23/2024	01/30/2024	Yes	Yes				Higher Priced QM (APOR)	See attached. $XX.XX is for XXX escrow coverage	Borrower liabilities verified indicator is Present. See attached. $XX.XX is for XXX escrow coverage. Re-reviewed and confirmed; additional coverage is required for the XXX fees. Exception cleared.
32131	XXXXX		XXXXXXX_3533	Compliance	3	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/6/2024	02/13/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The date at the top of the Rate Lock Agreement is not the lock date, it's just the day the disclosures went out; it does not represent the lock date on the loan.	Loan is no longer HPML
32131	XXXXX		XXXXXXX_-96658	Compliance	3	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The date at the top of the Rate Lock Agreement is not the lock date, it's just the day the disclosures went out; it does not represent the lock date on the loan.
Response and lender internal screenshot provided to compliance for review. ; The date at the top of the Rate Lock Agreement is not the lock date, it's just the day the disclosures went out; it does not represent the lock date on the loan.
Response and lender internal screenshot provided to compliance for review. ; Unable to downgrade HPML due to miXXXng proof a full appraisal was delivered to the borrower at least X days before closing. The file continans an exterior only which does not meet the requirements of HPML
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/6/2024	02/15/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The date at the top of the Rate Lock Agreement is not the lock date, it's just the day the disclosures went out; it does not represent the lock date on the loan.
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more.

32316	XXXXX		XXXXXXX_929	Compliance	3	1	Security Instrument Indicator is Partial	The security instrument provided is miXXXng the signature and notary for X owners.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/31/2024	02/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Fully Executed DOT Attached.	Received full copy of the mortgage with all borrower's signatures and notary pages. Exception cleared.
32316	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; No Cure Needed – Valid XXX for X Split Signing Provided.  Reviewed original documentation and XXXs are miXXXng for the additional Title Signing added on the CD dated XX/XX/XXXX and the increase of these fees to the CD dated XX/XX/XXXX.  Exception remains. ; Received documentation from client: signing fee change date and information (XX/XX/XX, XX/XX/XX). Included changed circumstance information for testing. Violation is resolved. ; TILA XXXb cure  required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid XXX.  The additional Title Signing of $XXX.XX was added to the CD issued XX/XX/XXX and increased on the CD issued XX/XX/XXXX without a valid XXX in file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/24/2024	02/23/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed – Valid XXX for X Split Signing Provided
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

33981	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XX.XX (HOI), $XXX.XX (Taxes), and $X.XX (Other) noted on the XXXX.
See XXX lien pay history dating back to X/XX/XX showing total escrows as $XXX.XX. The escrow shortage document became effective with the borrowers X/X/XXXX payment.
Re-reviewed the pay history and confirmed it shows the updated escrow amount against transaction history and confirmed the overage amount of $X.XX per month.  Updating loan accordingly - exception cleared. ; Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX.  Please provide documentation to support the $X.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/17/2024	02/05/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors
 See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XX.XX (HOI), $XXX.XX (Taxes), and $X.XX (Other) noted on the XXXX.;
See XXX lien pay history dating back to X/XX/XX showing total escrows as $XXX.XX. The escrow shortage document became effective with the borrowers X/X/XXXX payment.;

Re-reviewed the pay history and confirmed it shows the updated escrow amount against transaction history and confirmed the overage amount of $X.XX per month.  Updating loan accordingly - exception cleared.

35831	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The other liability for the subject property noted on the XXXX is $XX.XX for an escrow shortage.  The Escrow Review Statement reflected an escrow shortage of $XX.XX and the escrow analysis reflects an escrow shortage of $XX.XX.  Documentation is required to verify an escrow shortage of $XX.XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/24/2024	02/02/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.
Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

37866	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The other liability for the subject property noted on the XXXX  reflects $XXX.XX/mo. However, the Escrow Review Statement reflects $XXX.XX. There is no evidence of the difference of $X.XX. Please provide.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/25/2024	02/02/2024	Yes	Yes				Higher Priced QM (APOR)
See attached XXX lien pay history showing total escrows as $XXX.XX. The XXXX total escrows is $XXX.XX ($XXX.XX HOI, $XXX.XX Taxes, and $XX.XX Other). This is  a decrease of $X.XX, reducing DTI from XX.XXX% to XX.XXX%.

Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. The XXXX total escrows is $XXX.XX ($XXX.XX HOI, $XXX.XX Taxes, and $XX.XX Other). This is  a decrease of $X.XX, reducing DTI from XX.XXX% to XX.XXX%.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XXX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared. ;

38236	XXXXX		XXXXXXX_1257	Credit	3	2	Borrower Employment Verification does not meet guidelines	XX-day Verbal VOE in file is dated XX/XX/XXXX-and appears to be a typo.; Acknowledged- Reviewed with client- employment was re-verified on XX.XX.XX to ensure the borrower was still employed.	Acknowledged				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/24/2024	02/26/2024		No		Yes		Higher Priced QM (APOR)	XXX at XXX-XXX-XXXX and verified with XXX is still employed and has been since XXXX. he original verification date of XX/XX/XX appears to be a typo and should have been dated XX/XX/XX	Acknowledged- Reviewed with client- employment was re-verified on XX.XX.XX to ensure the borrower was still employed.
39901	XXXXX		XXXXXXX_894	Credit	3	1	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	1/25/2024	Yes	Yes				Higher Priced QM (APOR)	See correct credit report reflecting X FICO scores with MID score being XXX.	X/XX/XXXX - See correct credit report reflecting X FICO scores with MID score being XXX.
40086	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
X) Provide documentation to confirm property located at XXX is owned free and clear as property report in file lists Loan Type as Conventional or Unknown and Section X-Property Own of Final XXXX lists XXX (which appears may have been inaccurately listed as a mortgage vs. in liability section).
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/25/2024	2/8/2024	Yes	Yes				Safe Harbor QM (APOR)	Property Report and clarification of XXX provided.	Borrower liabilities verified indicator is Present; Property Report and clarification of XXX provided. Exception Resolved.
42676	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the Principal and Interest payment for the Sr. Lien. Please provide evidence verifying the P&I payment for the Sr. Lien.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/23/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	XXX lien P&I evidence attached.
Borrower liabilities verified indicator is Present.  XXX lien P&I evidence attached.  Received copy of payment activity for XX months which confirms the Principal and Interest payments.  Total P&I payment is $XXXX.XX per month.  Updating loan accordingly - exception cleared.

47671	XXXXX		XXXXXXX_1261	Credit	3	1	Borrower Income Verification does not match Approval
MiXXXng documentation to confirm current income with XXX.  The pay stub in file is dated XX/XX/XX, however, this is for income with XXX  for which the Borrower is listed as No Longer Employed as of XX/XX/XX on the written verification of employment.  The Borrower is currently active with XXX as of XX/X/XX yet the current rate of pay is not listed on the verification, therefore, unable to confirm Borrower's income remained the same.  In addition, XXXX and XXXX XXXs with XXX. in  file do not list any wages or taxes  in boxes X-X, therefore, prior year's worth of earnings could not be confirmed.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/23/2024	02/26/2024	Yes	Yes				Safe Harbor QM (APOR)
XXX and XXXare one and the same with changes to the WVOE process through XXX (Division under both lists “XXX Company”). To satisfy investors request Lender pulled updated WVOE post close which confirms borrower is still employed and income did not
change.Please see XXX. The partial XXX completion for XXXX is noted but the income was listed on the state wages section of the XXX which verified employer and earnings. The borrower is a salaried employee at current employer and the income on previous employers XXX’s was not needed to qualify or analyze current earnings. It should also be noted the lender had an additional
XXX for XXXX from the employer prior to XXX. Please see attached supporting docs.

Reviewed response and supporting documentation provided. Documentation confirms the companies are one in the same and the updated VOE provides confirmation the borrower is still employed (even post-close).  Exception cleared.

49521	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	"Other" listed on TraXXXittal $XX.XX. Escrow Review Statement $XX.XX. Difference of $X.XX. MiXXXng evidence of difference.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/23/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien Activity. Total PITI $X,XXX.XX. Our XXXX total reflects the same with PI - $X,XXX.XX, TI - $XXX.XX+XXX.XX+XX.XX (other).
Borrower liabilities verified indicator is Present.  See attached XXX lien Activity. Total PITI $X,XXX.XX. Our XXXX total reflects the same with PI - $X,XXX.XX, TI - $XXX.XX+XXX.XX+XX.XX (other). ;
Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared. ;

49706	XXXXX		XXXXXXX_-96468	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Documentation required: MiXXXng proof the initial CD issued XX/XX/XXXX was received by the borrower at least X days prior to consummation
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/22/2024	1/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached eSign log showing customer logged in on XX/X/XX to view the disclosures uploaded.
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

51556	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XX.XX/mo is reflected on the XXXX but the documentation in file does not match the escrow shortage of $X.XX. Provide documentation to support the $XX.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/26/2024	02/05/2024	Yes	Yes				Safe Harbor QM (APOR)
See XXX lien pay history showing Escrow Total as $XXX.XX. We are overstating escrows on XXXX by $XXX.XX, which would lower DTI to XX.XXX;
XXXX Totals: HOI ($XXX.XX) Tax ($XXX.XX) + Other ($XX.XX) = $XXX.XX. ;

Reviewed the payment history report versus the XXXX and confirmed the monthly escrow amount increased amount is $XXX.XX per month.  Lender overstated the escrow by a total of $XX.XX per documentation provided.  Updating loan accordingly - exception cleared.

53961	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXXX to $XXXX on the Xnd LE dated XX/XX/XXXX. A valid XXX was provided; however, miXXXng evidence of borrower receiving the redisclosed Loan Estimate.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/24/2024	1/30/2024	Yes	Yes				Safe Harbor QM (APOR)	Evidence attached showing borrower reviewed disclosures XX/XX/XX	Evidence attached showing borrower reviewed disclosures. Exception Resolved.
58771	XXXXX		XXXXXXX_1246	Credit	3	1	TraXXXittal Summary is Partial	The Loan is HPML and the file does not contain the Borrowers' Acknowledgment of Mortgage repayment disclosure.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	2/5/2024	02/13/2024	Yes	Yes				Higher Priced QM (APOR)	The traXXXittal summary is attached	The traXXXittal summary is Present. Attached; Exception Cleared
60806	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.Loan was approved at XX.XXX% DTI, and the Guidelines max DTI is XX%. The file does not contain a lender exception. ; UW made an exception to the DTI on this loan with the following comp factors:
Okay with DTI, comp factors:
Credit score >=XXX, mortgage rating last XX mos. XxXX, consolidating XXXXX in debt with monthly payment savings on debt payments of XXXX per month, XX years on job with State of XXX.

 Please consider exception to purchase.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	2/9/2024	2/14/2024		No		Yes		Safe Harbor QM (APOR)
UW made an exception to the DTI on this loan with the following comp factors. Okay with DTI, comp factors: Credit score >=XXX, mortgage rating last XX mos. XxXX, consolidating XXXXX in debt with monthly payment savings on debt payments of XXXX per month, XX years on job with State of XXX.

Acknowledged by Client- Client approved DTI exception with compensating factors: Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX;  Disposable Income of XXXX.XX; Borrower X has significant job time - Borrower has XX.XX years on job;  Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job;  Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

63951	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX / mos is reflected on the XXXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XX.XX / mos, however, the figure on this statement does not match with the figure on the XXXX.  Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/23/2024	01/30/2024	Yes	Yes				Higher Priced QM (APOR)	See attached XXX lien Mtg Statement. Total PITI $X,XXX.XX. Our XXXX total reflects PI - $XXX.XX, TI - $XXX.XX+XXX.XX+XX.XX (other) an overage of $X.XX, which would only reduce DTI.
Borrower liabilities verified indicator is Present.  See attached XXX lien Mtg Statement. Total PITI $X,XXX.XX. Our XXXX total reflects PI - $XXX.XX, TI - $XXX.XX+XXX.XX+XX.XX (other) an overage of $X.XX, which would only reduce DTI.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

64321	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The file does not contain evidence of the "other" payment in the amount of $XXX.XX is for. The escrow statement from the transfer of the account shows the MI payment is $XX.XX a month and the escrow balance is -$XXXX.XX. This does not verify $XXX.XX a month. Please provide evidence for the "other" payment in the amount of $XXX.XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	2/6/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)
The file does not contain evidence of the "other" payment in the amount of $XXX.XX is for. The escrow statemnet from the transfer of the account shows the MI payment is $XX.XX a month and the escrow balance is -$XXXX.XX. This does not verify $XXX.XX a month. Please provide evidence for the "other" payment in the amount of $XXX.XX.
																																						Received copy of the Borrowers' Ack of Mortgage Repyament Ability. Exception cleared
65801	XXXXX		XXXXXXX_2578	Credit	3	1	Housing history does not meet guidelines
MiXXXng X months' subject property mortgage payment history.  Guidelines require that all subject mortgage history must by XxXXxXX.  However, the credit report and payment history for the XXX lien only provide XxXXxXX recent activity from X/XX-XX/XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/31/2024	02/14/2024	Yes	Yes				Safe Harbor QM (APOR)	Received copy of lender's pay history showing completed payments from X/X/XXXX through X/XX/XXXX.
Housing delinquency meets guidelines.  Payment history attached.  Received copy of lender's pay history showing completed payments from X/X/XXXX through X/XX/XXXX.  Sufficient housing history received. Exception cleared.

65986	XXXXX		XXXXXXX_2571	Credit	3	1	Final Loan Application is Partial
Final Loan Application is Partial; Please provide an updated REO section of final XXXX reflecting intended occupancy of XXX as investment or second home. This property cannot also be a primary residence.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	2/1/2024	02/14/2024	Yes	Yes				Higher Priced QM (APOR)	See attached updated XXXX reflecting occupancy for XXX as investment
Final Loan Application is Present.  See attached updated XXXX reflecting occupancy for XXX XXX as investment.  Received an updated loan application showing the property at XXX is an investment property.  Exception cleared.

68206	XXXXX		XXXXXXX_2571	Credit	3	1	Final Loan Application is Partial	Final Loan Application is Partial; MiXXXng evidence of X full years of employment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/28/2024	02/14/2024	Yes	Yes				Safe Harbor QM (APOR)	LOX received with documentation to support the acquisation of the company outlined on the borrower's final loan application
Final Loan Application is Present.  See attached response.  LOX received with documentation to support the acquisation of the company outlined on the borrower's final loan application.  Review of these documents confirm the borrower has stable work history.  Exception cleared.

68206	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Escrow Review Shortgage reflects shortage of $XXX.XX however lender used $XXX.XX. MiXXXng evidence of difference of $X.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/28/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien PITI. Escrows total $XXX.XX. XXXX equates to this value with HOI ($XX.XX), Taxes ($XXX.XX) Other ($XXX.XX).
Borrower liabilities verified indicator is Present.   See attached XXX lien PITI. Escrows total $XXX.XX. XXXX equates to this value with HOI ($XX.XX), Taxes ($XXX.XX) Other ($XXX.XX).  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

72646	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX. Loan approved at XX.XXX% a lender exception is present.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	2/9/2024			No		Yes		Higher Priced QM (APOR)	Lender Exception requested.
Acknowledged by Client with compensating factors:  Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX;  Disposable income of XXXX.XX; Borrower X has significant job time - Borrower has XX.XX years on job;  Borrower has more than X years at current residence - Borrower at current residence X.XX years;  Borrower has stable job time - Borrower has XX.XX years at job.

78751	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
DTI of XX.XX% exceeds guideline maximum of XX%.  MiXXXng Letter of Explanation regarding omiXXXon of the subject property potential homeowner's association dues.  XXX shows the subject property and other surrounding properties with $XXX per month association dues.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/1/2024	2/12/2024	Yes	Yes				Safe Harbor QM (APOR)	Please see attached response with additional supporting docs supporting SFR
Please see attached response with additional supporting docs supporting SFR.  LOX states - There was no indication in file that property was a PUD.  The first lien (XXXX) was a no appraisal loan w/out a PUD Rider.  The XXX Mortgage recorded prior to that (XXXX) was also recorded w/out a PUD rider and was a SFR per appraisal.  To satisfy the investor concerns we have provided the XXX X pages of the appraisal from XXXX that confirm property as a SFR not PUD.Reviewed the documentation provided (first pages of the original appraisal) confirming the borrower is not a PUD.  Removing the HOA information from the loan - exception cleared.

80786	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX. Loan was approved at XX.XXX% DTI, exception in file.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	2/10/2024			No		Yes		Higher Priced QM (APOR)	Exception requested
Acknowledged by Client wih compensating factors: Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX; Disposable income of XXXX.XX; Borrower X has significant job time - Borrower has XX.XX years on job;  Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has XX.XX years at job.

84301	XXXXX		XXXXXXX_-96348	Compliance	3	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; "X/XX/XXXX - edisclosure history attached showing customer reviewed docs on XX/XX/XX.
Received Redisclosure Log and provided to compliance for review. "
; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid XXX. This exception is tied to the delivery of LE dated XX/XX/XXXX.  There is no evidence of receipt date in file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	1/25/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	edisclosure history attached showing customer reviewed docs on XX/XX/XX.
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

84301	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; "X/XX/XXXX - edisclosure history attached showing customer reviewed docs on XX/XX/XX.
Received Redisclosure Log and provided to compliance for review. "
; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. This exception is tied to the delivery of LE dated XX/XX/XXXX.  There is no evidence of receipt date in file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	1/25/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	edisclosure history attached showing customer reviewed docs on XX/XX/XX.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

84301	XXXXX		XXXXXXX_-96468	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Documentation Required: MiXXXng proof the initial CD was provided to the Borrower within X days of closing (if it was electronically sent).; edisclosure history attached showing customer reviewed docs on XX/XX/XX.
Received Redisclosure Log and provided to compliance for review. ; The documentation provided is the e disclosure summary for the LE dated XX/XX/XXXX, however the file does not contain proof the CD dated XX/XX/XXXX was received by the borrower at least X days prior to consummation
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	1/30/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	edisclosure history attached showing customer reviewed docs on XX/XX/XX.
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

84671	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX(does not match the escrow shortage of $XX.XX/mos). Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/18/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.
Borrower liabilities verified indicator is Present. See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other) noted on the XXXX.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

86336	XXXXX		XXXXXXX_878	Credit	3	1	Flood Certificate is Partial
Flood certificate is incomplete:  Flood Cert in file is missing complete subject address (XXX  is listed as the Determination Address).  Also, Community Name, County, and State are incomplete, as well as, missing Flood Zone.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/19/2024	1/25/2024	Yes	Yes				Safe Harbor QM (APOR)	Flood cert attached.	X/XX/XXXX - Flood cert attached.
87446	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to the addition of discount points on consummation CD dated XX/XX/XXXX with no XXX in file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/5/2024	2/16/2024	Yes	Yes				Higher Priced QM (APOR)	Please see Attached Response and PCCD. Issue was corrected post close.	Compliance reviewed; exception cleared.
87631	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX.XX/monthly is reflected on the XXXX but there is not supporting documentation in the file and no notes on the XXXX (does not match the escrow shortage of $XXX.XX/mos).  Please provide documentation to support the $XXX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/19/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)
XXX lien pay history shows escrow total of $XXX.XX (Escrow $XXX.XX + shortage spread $XXX.XX). XXXX escrow is $XXX.XX ($XXX.XX HOI, $XXX.XX Taxes, $XX.XX HOA, and $XXX.XX Other).  XXXX is overstated by $XX.XX. DTI decreases from XX.XXX% to XX.XXX%

Borrower liabilities verified indicator is Present.  XXX lien pay history shows escrow total of $XXX.XX (Escrow $XXX.XX + shortage spread $XXX.XX). XXXX escrow is $XXX.XX ($XXX.XX HOI, $XXX.XX Taxes, $XX.XX HOA, and $XXX.XX Other).  XXXX is overstated by $XX.XX. DTI decreases from XX.XXX% to XX.XXX%.  Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XXX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

93921	XXXXX		XXXXXXX_2578	Credit	3	1	Housing history does not meet guidelines
The guidelines require that the Subject property Mortgage History must be XxXXxXX. Per the Credit report the borrower has X - XX day late payments and appears to have been XX days late on XX/XXXX, X/XXXX, and X/XXXX. The Subject property history is XxXXxXX. The file does not contain any documentation that discredits what is shown on the credit report. Please provide evidence that the borrower is XxXXxXX on the subject property.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/19/2024	1/25/2024	Yes	Yes				Safe Harbor QM (APOR)	XXX lien pay history attached. Borrower never went +XX	X/XX/XXXX - XXX lien Note attached showing P&I of $XXX.XX.
95031	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid XXX. The Appraisal fee $XXX.XX was added to the LE issued XX/XX/XXXX without a valid reason.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/12/2024	02/12/2024	Yes	Yes				Safe Harbor QM (APOR)	Valid XXX - XXX not available for loan, full APPR Ordered
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

95401	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXX on CD dated XX/XX/XXXX to $XXX on CD dated XX/XX/XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/24/2024	02/12/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed - Response Created X/X/XXXX
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

96141	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of delivery or Valid XXXs.  Zero tolerance exception of $XXX.XX due to title fees added to section B without a valid XXX. Service provider list was miXXXng and the fees were not listed on the initial LE and no XXX found in the file. The title fees that were added were: Title - Settlement Fee of $XXX.XX and the increase in Title - Recording Service Fee from $XX.XX on the LE, to $XX.XX on the final CD.

									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/29/2024	02/19/2024	Yes	No				Higher Priced QM (APOR)	See attached cure docs.	Compliance reviewed; condition cleared.
96881	XXXXX		XXXXXXX_929	Compliance	3	1	Security Instrument Indicator is Partial
The Mortgage is missing a PUD Rider and was not identified in the checkbox with a PUD Rider attached.  The XXX mortgage lien was recorded with a PUD rider and the lender had the appraiser updated the appraisal to identify the property as a PUD.; Appraisal shows property is not in a PUD and has $X HOA dues. In this case since there were no dues listed on the APPR then the loan was UW as a SFR so a PUD Rider wouldn’t be required.
Reviewed the appraisal and there are two appraisals (dated/signed by same Appraiser).  One appraisal shows PUD; the other is not marked.  Second mortgage does not have the PUD addendum provided.  First mortgage had PUD marked and addendum attached.  Pending additional response from lender; after being advised they would be contacting their collateral department.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/14/2024	1/24/2024	Yes	Yes				Higher Priced QM (APOR)	Appraisal shows property is not in a PUD and has $X HOA dues. In this case since there were no dues listed on the APPR then the loan was UW as a SFR so a PUD Rider wouldn’t be required.
X/XX/XXXX - Received LOX from lender stating Checked with our collateral team, this does NOT present an issue for us, so we’re ok if you clear.  PUD addendum is not required per this additional information - exception cleared.

98731	XXXXX		XXXXXXX_929	Compliance	3	1	Security Instrument Indicator is Partial
The Mortgage was not recorded with a PUD Rider, however the XXX lien Mortgage was recorded with a PUD Rider stating the property is part of a PUD known as XXX.  The borrower stated in a Letter of Explanation that there is no HOA association fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/14/2024	02/05/2024	Yes	Yes				Safe Harbor QM (APOR)
 See attached response.  Response states : XXX follows FNMA's policy regarding PUDS.  The XXX lien mortgage originated in XXXX. FNMA has clarified their guidelines in XXXX under witch the property does not qualify as a PUD.  ;
There are no outstanding liens for unpaid HOS fees or additional evidence that property is part of a property that requires mandatory HOA fees. The letter supplied by the borrower confirms the subject property does not have mandator HOA dues. ;
We did find evidence of a voluntary HOA fee online for a property in the same subdivision (see following page) but this would not be consindered a PUD as the fee is "voluntary".
																																						Re-reviewed the XXX documentation with the grossed up percentage. Confirmed - exception cleared.
100951	XXXXX		XXXXXXX_1258	Credit	3	1	CoBorrower Employment Verification does not meet guidelines	The VOE for the Co-Borrower's employment is dated XX/XX/XX which is XX business days prior to the note date of XX/XX/XX. A verification dated within XX business days of the note date is required.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/15/2024	1/29/2024	Yes	Yes				Safe Harbor QM (APOR)	The co-borrower is self-employed please see attached response	Reviewed the documentation and confirmed within guideline requirements. Exception cleared.
103356	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Lender has cited this exception on page XXX in the file and has granted approval. Compensating factors include: Paying off debt reducing payments by $XXX, been on job for X years, credit score >XXX.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/29/2024			No		Yes		Safe Harbor QM (APOR)	Lender Exception has granted approval. Compensating factors include: Paying off debt reducing payments by $XXX, been on job for X years, credit score >XXX.
Aknwoledged by Client- DTI of XX.XX% allowed due to comp factors: Calculated CLTV of XX.XXX  is less than Guideline CLTV of XX.XX; Disposable income of XXXX.XX;Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years. Borrower has stable job time - Borrower has X.XX years at job

106316	XXXXX		XXXXXXX_-96348	Compliance	3	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The property reinspection report was required due to repairs needed to the property. This was determined at the time the appraisal was received on XX/XX/XXXX. Within X business days, XXX disclosed the reinspection fee of $XXX and provided a specific lender credit for the fee on the disclosure dated XX/XX/XXXX. The inspection report was received on XX/X/XXXX,  however it contained an error and had to be sent back to the appraiser for update. The corrected property reinspection report was received on XX/XX/XXXX. At this time, XXX identified that the fee would not be assessed and within X business days on XX/XX/XXXX, the loan was redisclosed with both the fee and the specific lender credit removed.
Response provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The lender credits show $XXX.XX for the XXXXD inspection report which was removed on the CD dated XX/XX/XXXX without a valid XXX in file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/20/2024	02/20/2024	Yes	Yes				Safe Harbor QM (APOR)
The property reinspection report was required due to repairs needed to the property. This was determined at the time the appraisal was received on XX/XX/XXXX. Within X business days, XXX disclosed the reinspection fee of $XXX and provided a specific lender credit for the fee on the disclosure dated XX/XX/XXXX. The inspection report was received on XX/X/XXXX,  however it contained an error and had to be sent back to the appraiser for update. The corrected property reinspection report was received on XX/XX/XXXX. At this time, XXX identified that the fee would not be assessed and within X business days on XX/XX/XXXX, the loan was redisclosed with both the fee and the specific lender credit removed.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

107241	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/mos is reflected on the XXXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XX.XX/mos, however, the figure on this statement does not match with the figure on the XXXX. Please provide documentation to support the $XX.XX monthly fee or revised documentation reflecting an escrow shortage of $XX.XX/mos.
									Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/15/2024	1/23/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI) $XXX.XX (Tax) and $XX.XX (Other) noted on the XXXX.	; Borrower X has significant job time - Borrower has X.XX years on job
107426	XXXXX		XXXXXXX_1246	Credit	3	1	TraXXXittal Summary is Partial
MiXXXng Borrower's Acknowledgement of Mortgage Repayment Ability signed by the borrower.  The loan is an HPML.  In addition, the Underwriting Conditional Approval also shows an uncleared condition added XX/XX/XX for the funder to confirm that a fully executed copy of this disclosure is provided prior to funding.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/14/2024	1/24/2024	Yes	Yes				Higher Priced QM (APOR)	Acknowledgement attached	; Borrower has more than X years at current residence - Borrower at current residence X.XX years
107796	XXXXX		XXXXXXX_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
FEMA declared XXX. in a disaster area (Hurricane XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The AVM in file is dated XX/XX/XXXX. Audit is unable to locate a post disaster inspection, servicing notes or other documentation that indicate there is no damage to the property.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/23/2024	02/02/2024	Yes	Yes				Safe Harbor QM (APOR)	Only public assistance was declared (not individual).	; Borrower has stable job time - Borrower has X.XX years at job.
107981	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XX.XX is due to the increase in the Title - Settlement Fee without a valid XXX
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/24/2024	02/19/2024	Yes	No				Higher Priced QM (APOR)	See attached cure docs.	Compliance reviewed; condition cleared.
108166	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/20/2024	1/25/2024	Yes	Yes				Higher Priced QM (APOR)	XXX lien Note attached showing P&I of $XXX.XX	Received copy of the XXX lien note and confirmed the P&I payment. Updating the loan accordingly - exception cleared.
108166	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
XXX lien P&I on the Final XXXX and XXXX is stated as $XXX.XX and 'Other' fee in the amount of $XX.XX, however, there are no supporting documents in the file to reflecting the XXX lien P&I or the 'Other' fee. Please provide supporting documentation to reflect XXX lien P&I and 'Other' fee as stated on the Final XXXX and XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/20/2024	1/26/2024	Yes	Yes				Higher Priced QM (APOR)	XXX lien history shows $XXX.XX in escrows.XXXX escrow is $XXX.XX HOI, $XXX.XX Taxes. The other payment shouldn't apply. XXXX is overstated by $XX.XX. DTI would decrease from XX.XXX% to XX.XXX%	Verification of XXX lien P&I payment provided and other payment is overstated escrow spread.
109461	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; "The APPR increase was due to the FSD score exceeding XX on the AVM. This required us to order a full
APPR at the higher cost. Please see below guidance from the XXX Matrix. Please see included copy of the AVM showing the FSD score as XX. This was generated on XX/XX and the increase was disclosed the next day (XX/XX)."
Received Appraisal Fee Explanation and AVM to compliance for review. ; TILA XXXb cure required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid XXX. The Appraisal fee $XXX.XX increased on the LE issued XX/XX/XXXX without a valid reason. XXX in file indicates loan is locked but that is not a valid reason for the appraisal fee to increase
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/15/2024	1/25/2024	Yes	Yes				Safe Harbor QM (APOR)
The APPR increase was due to the FSD score exceeding XX on the AVM. This required us to order a full. APPR at the higher cost. Please see below guidance from the XXX Matrix. Please see included copy of  the AVM showing the FSD score as XX. This was generated on XX/XX and the increase was disclosed the next day (XX/XX)

X/XX/XXXX - Exception cleared : The APPR increase was due to the FSD score exceeding XX on the AVM. This required us to order a full the AVM showing the FSD score as XX. This was generated on XX/XX and the increase was disclosed the next day (XX/XX).
X/XX/XXXX - provided to compliance for review.

110571	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	MiXXXng evidence of escrow shortage as listed on XXXX of $XXX.XX. TRhe fikle is miXXXng an escrow analysis.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	2/2/2024	2/16/2024	Yes	Yes				Safe Harbor QM (APOR)	Please attached response w/updated XXXX removing “other”. The mortgage statement for next payment due was used.
Received LOX with an updated XXXX (removing "other" income) and a copy of the mortgage statement.  Re-reviewed the mortgage statement with the "other" payment provided.  Confirmed the mortgage statement dated XX/X includes the increased taxes and insurance fees which is showing on the XXXX as "other".  The amounts outlined on the XXXX were utilizing the original note amount.  Confirmed - exception cleared.

112606	XXXXX		XXXXXXX_-96348	Compliance	3	2	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; "Original XXX attached. The additional $XXX was added to the XXXXD reinspection fee that was ultimately not required/charged. Based on the XXX Matrix, we are okay to remove a fee level credit in the event the fee is not charged so long as it is added at time of fee increase/addition and removed simultaneously.

"
XXX dated XX/XX/XXXX received and provided to compliance for review. ; The fee credit was removed after consummation. If the fee was not required, this should have been determined prior to or at consummation and credit removed within X days of the changed circumstance confirming the fee and credit would not be required.  Exception Remains. ; The fee was removed after consummation.  A fee level credit can be removed in the event the fee is not charged so long as it is added at time of fee increase/addition and removed simultaneously. The fee was not removed simultaneously; if the fee was not required, this should have been determined prior to or at consummation.

; TILA XXXb cure required
Refund in the amount of $XXX.XX
Cure package requires a PCCD, LOE, Copy of refund check and proof of delivery or valid XXX.
The lender credit decrease violation is due to the $XXX.XX inspection report fee that was paid by the Lender on the Final CD, but was removed on the PCCD dated XX/XX/XXXX. No XXX found in file to explain the change.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/15/2024	02/19/2024	Yes	No				Higher Priced QM (APOR)	See attached cure docs.	Compliance reviewed; condition cleared.
114271	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The XXXX reflects an 'other' payment of $XX.XX, which is typically an escrow shortage.  The Escrow Review Statement in file reflects an escrow shortage of $XXX.XX.  The escrow analysis screen provided in file does not reflect an escrow shortage of $XX.XX.  Documentation is needed to verify the escrow shortage is only $XX.XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/16/2024	1/23/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	See attached escrow statement showing new escrow amount as $XXX.XX. Our XXXX has total escrows as $XXX.XX. Over by $X.XX, which would only reduce the DTI.	See attached cure docs.
116676	XXXXX		XXXXXXX_1261	Credit	3	1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval
The income documentation received for child support is partial.  Per divorce decree, borrwer receives child support.  Documentation in file verifies payments from XX/XXXX through XX/XXXX; twelve months proof of receipt is required per lender guidelines. Documentation to support stable child support as income is required.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/23/2024	02/05/2024	Yes	Yes				Higher Priced QM (APOR)	The attached bank statements show XX payments being received for child support from XXX for $XXX.XX.	Cure docs provided to compliance for review
118896	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Applied PCCD for testing--- exception is now cleared; No Cure Needed - Created new CD to Remove Appraisal Fee – (Pg X) Fee/Service attained and paid for prior to loan application.  Response and rebuttal document provided to compliance for review. ; The information provided regarding the additon of the appraisal fee is valid, however the fee increased on the CD dated XX/XX/XXXX, the XXX in file indicates "loan amount changed" which would not be a valid reason for the increase. The appraisal and invoice were dated prior to the increase in the appraisal fee.  A cure of $XX.XX would be required. ; TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX is due to the addition and later increase of the appraisal fee.  Reason listed on XXX dated XX/XX/XXXX is invalid for the addition of appraisal fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/19/2024	02/23/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed - Created new CD to Remove Appraisal Fee – (Pg X) Fee/Service attained and paid for prior to loan application.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

122781	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.The loan was approved at XX.XXX% DTI which exceeds the guideline maximum DTI of XX%. The file does not contain a lender exception approval.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/17/2024	1/25/2024	Yes	Yes				Safe Harbor QM (APOR)	See corrected XXXX/XXXX showing DTI at XX.XXX%	Lender provided updated XXXX and XXXX with borrower's overtime included in DTI. History of overtime is evident in the loan file. Exception Resolved.
123336	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX. The Underwriter used $XX,XXX.XX monthly as the base salary without any explanation. Verified with the WVOE and the paystub that the Borrower's base salary is $XXX,XXX.XX Annually or $XX,XXX.XX monthly. ; See attached WVOE. Income calc includes comiXXXon income.
CommiXXXon income was included in the income calculation.  The Base income is being calculated the annual rate of pay outline on the VVOE.  $XXX,XXX.XX / XX = $XX,XXX.XX per month and YTD and previous year commiXXXon income.  The XXXX/Loan Application show base pay is $XX,XXX per month and is higher than calculated.  DTI of XX.XX exceeds guidline max of XX.XX.  Exception remains.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/5/2024	2/23/2024	Yes	Yes				Safe Harbor QM (APOR)
Received rebuttal response - Full returns provided supporting lower net rental amount. Negative rent for XXXX N of $XXXX counted against borrower when in fact we should have only been hitting for the full payment resulting in only -XXX/mo.  Updating the income to the correct base income and updating the rental income calculation with docs that were in the file results in total bottom ratio of XX.XXX% which remains in tolerance.
																																						Received XXXX full returns with Sch E to support to lower net rental income. Exception Resolved.
123891	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Exception Remains- The XXX in file is not valid, it indicates the reason for increasing discount points is property type change, not previously known. However this not enough information to consider the XXX valid. ; The XXX in file is not valid, it indicates the reason for increasing discount points is property type change, not previously known. However this not enough information to consider the XXX valid. ; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points from $XXX.XX to $XXX.XX without evidence the borrower received the revised Loan Estimate; a valid XXX was provided.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/22/2024	02/19/2024	Yes	No				Higher Priced QM (APOR)	See attached cure docs.	Compliance reviewed; condition cleared.
124076	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX is reflected on the XXXX Pg XXX, however; there is no supporting documentation in the file. There is an Escrow Review Statement Pg XXX, that reflects MI payment in the amount of $XX.XX, but the figure on this statement does not match with the figure on the XXXX. Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/17/2024	1/23/2024	Yes	Yes				Higher Priced QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XX.XX(HOI) $XXX.XX (Tax) and $XX.XX (Other) noted on the XXXX.	See attached cure docs.
125371	XXXXX		XXXXXXX_1168	Credit	3	1	Flood Insurance Policy is Partial	The flood Insurance policy in the file expiration date is X/XX/XXXX. Please provide proof of an unexpired flood insurance policy.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/24/2024	02/26/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Please see attached Flood Renewal invoice with evidence paid from associated first lien. Policy Expiration is X/XX/XXXX	Received copy of flood insurance renewal policy showing an expiration date of X/XX/XXXX. Exception cleared.
125556	XXXXX		XXXXXXX_878	Credit	3	1	Flood Certificate is Partial
Flood ceritifcate is incomplete.  The flood cert provided does not state a flood zone.  Additionally, the comments say see exhibit A, however not provided.;  Flood cert states "none" for property. FEMA flood map shows no digital flood data is available in area.  Received copy of flood cert showing Community/Flood Zone are none.  The availability is checked showing the community does not particpate in the NFIP.  Condition remains - please provide "Exhibit A" that is shown in the Comments section of the Flood Cert for review.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/1/2024	2/16/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached response / revised Flood Cert.	Received rebuttal with an updated Flood Cert that removed the exhibit A comment. Exception cleared.
129071	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	MiXXXng evidence of $XX.XX as listed as Other on XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/21/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other).
Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other). Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

130736	XXXXX		XXXXXXX_1852	Compliance	3	1	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate
Incorrect rescission model used - RTC form modelH-X used for refinance not with Original Lender or Lender Affiliate  ; Incorrect rescission model used - RTC form modelH-X used for refinance not with Original Lender or Lender Affiliate
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/22/2024	1/30/2024	Yes	Yes				Safe Harbor QM (APOR)
The customer is not “adding to” an existing obligation with a subordinate lien. The existing, first lien mortgage remains undisturbed with the same rate, payment, etc. The commentary notes that the HX form is for “new advances” to an existing obligation: “A model rescission notice applicable to transactions involving new advances appears in appendix H.” See Comment X, to XXXX.XX(f). . A second lien is not an “advance” or an “addition to” an existing obligation.
																																						Compliance has confirmed the exception has been cleared.
131661	XXXXX		XXXXXXX_2110	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.  Lender approved DTI of XX.XX% exceeds max DTI of XX% per guidelines. Compensating Factors : XXX FICO; Credit History - XxXX > X years; paying off debts and reducing payment by >$XXX.  ; Lender approved DTI of XX.XX% exceeds max DTI of XX% per guidelines. Compensating Factors : XXX FICO; Credit History - XxXX > X years; paying off debts and reducing payment by >$XXX.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/29/2024			No		Yes		Safe Harbor QM (APOR)	Lender approved DTI of XX.XX% exceeds max DTI of XX% per guidelines. Compensating Factors : XXX FICO; Credit History - XxXX > X years; paying off debts and reducing payment by >$XXX.
Acknowledged by Client- DTI of XX.XX% allowed with comp factors: Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX;  Disposable income of XXXX.XX; orrower has more than X years at current residence - Borrower at current residence X.XX years;  Borrower has stable job time - Borrower has X.XX years at job

135731	XXXXX		XXXXXXX_2110	Credit	3	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX. Lender excluded First Premier $X.XX monthly payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	01/30/2024	Yes	Yes				Higher Priced QM (APOR)	Rebuttal attached.
Documentation provided to support Qualifying DTI below XX.XX.  Rebuttal attached. Supplement attached shows XXX was paid in full X/XX/XX. Final DTI of XX.XXX% included the $X.XX monthly payment with XXX. All other debts were paid off at time of closing and are on the final CD.  Re-reviewed the credit report and the supplemental report.  The XXX account was duplicated in error.  Removing one XXX entry - exception cleared.

141281	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	MiXXXng documentation to confirm delinquent supplemental property taxes in the amount of $XXX.XX and $XXX.XX as reflected on title report were paid in full prior to closing.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/30/2024	02/14/2024	Yes	Yes				Higher Priced QM (APOR)	See attached document showing supplemental taxes paid XX/XX/XXXX.
Borrower liabilities verified indicator is Present.   See attached document showing supplemental taxes paid XX/XX/XXXX.  Received copy of the County Tax billing system showing supplemental payments were made on XX/XX/XXXX.  Exception cleared.

141281	XXXXX		XXXXXXX_878	Credit	3	1	Flood Certificate is Partial	Flood certificate is incomplete. Flood Cert in file has incorrect address listed as XXX vs. XXX. Per LOS screenshot in file on page XXX, the Flood Cert address must match the LOS system.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/30/2024	02/22/2024	Yes	Yes				Higher Priced QM (APOR)	We closed this Xnd lien as XXXhowever the correct address per XXX lien note, USPS, AVM & title search is XXX. Corrected XXXX/XXXX, Flood and Title Attached.	Re-reviewed documentation and confirmed the addresses on the corrected documents were incorrect. New documents support the correct address - exception cleared.
143686	XXXXX		XXXXXXX_897	Credit	3	2	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.. The Underwriter used $XXX,XXX.XX as the Principal Balance of the Sr. Lien. The payment history shows the Lowest balance after the XX/X/XX payment as $XXX,XXX.XX. The DTI exceeds the guidelines Maximum of XX%.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/18/2024	1/30/2024		No		Yes		Higher Priced QM (APOR)
XXX would like consideration for an exception to purchase. The UPB of the XXX lien of $XXX,XXX was not accurate. The intent was the borrower was going pay down the UPB to reduce to $XXX,XXX. With the accurate UPB of $XXX,XXX.XX it puts our CLTV at XX.XXX%. The loan closed on XX/XX. Since the loan closed the CLTV guidelines changed on XX/X allowing CLTV’s up to XX%. With the borrowers FICO of XXX they would qualify for the XX% CLTV had the loan closed on/after XX/X. Since the guidelines have changed that now allow for CLTV’s up to XX% and the compensating factors attached, we feel this is a low risk loan and would like consideration for purchase.
																																						Reviewed with client. CLTV is ok with comp factors. Downgrading to LevelX/B grade.
145536	XXXXX		XXXXXXX_878	Credit	3	1	Flood Certificate is Partial	Flood certifcate is incomplete-Flood Cert in file does not reflect a Flood Zone and Exhibit A is not attached.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	2/5/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	Flood certifcate is incomplete-Flood Cert in file does not reflect a Flood Zone and Exhibit A is not attached.	Received copy of flood cert showing Flood Zone is X. Updating loan accordingly - exception cleared.
152566	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX-- recd PCCD to Remove Appraisal Fee – (Pg X).  from client with LOX for testing; Applied PCCD and re-ran TRID testing. Exception cleared; No Cure Needed - Created new CD to Remove Appraisal Fee – (Pg X).  Response and rebuttal documents provided to compliance for review. ; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid XXX or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The appraisal fee was increased from $X to $XXX.XX on the CD issued XX/XX/XXXX. The file does not contain a valid XXX for the increase in fee. The XXX provided states change in property type. However, a full appraisal was in the file dated XX/XX/XXXX, which pre-dates the application date of XX/XX/XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/23/2024	02/23/2024	Yes	Yes				Higher Priced QM (APOR)	No Cure Needed - Created new CD to Remove Appraisal Fee – (Pg X)
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

154231	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $X.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $X.XX is due to an increase of transfer taxes from $XXX.XX on LE dated XX/XX/XXXX to $XXX.XX on CD dated XX/XX/XXXX.  Cure of $X.XX was issued on final PCCD.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/29/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed Response Created X/XX/XXXX
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

154971	XXXXX		XXXXXXX_-96348	Compliance	3	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Due to state fee restrictions, XXX does not assess Title Property Report fees to the borrower in the state of XXX; these fees are reflected are paid by the lender with a specific lender credit. At the time of initial disclosures, the estimate for the Title Property Report was $XXX.XX which was disclosed along with a corresponding credit for that amount (in addition to other credits required due to state restrictions). On XX/XX/XXXX, XXX received confirmation that the fee for the Title Property Report was to be reduced to $XX.XX from $XXX.XX. Within X business days on XX/XX/XXXX, XXX redisclosed reflecting a Title Property Report of $XX.XX and corresponding specific lender credit of $XX.XX.
Response and uploaded document were provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The tolerance violation in the amount of $XX is due to a decrease of the lender credits on the final CD dated XX/XX/XXXX from $XXX to $XXX with no valid XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/25/2024	02/20/2024	Yes	Yes				Safe Harbor QM (APOR)
Due to state fee restrictions, XXX does not assess Title Property Report fees to the borrower in the state of Iowa; these fees are reflected are paid by the lender with a specific lender credit. At the time of initial disclosures, the estimate for the Title Property Report was $XXX.XX which was disclosed along with a corresponding credit for that amount (in addition to other credits required due to state restrictions). On XX/XX/XXXX, XXX received confirmation that the fee for the Title Property Report was to be reduced to $XX.XX from $XXX.XX. Within X business days on XX/XX/XXXX, XXX redisclosed reflecting a Title Property Report of $XX.XX and corresponding specific lender credit of $XX.XX.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

157746	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the XXX lease with a balance of $XX,XXX.XX and a payment of $XXX.XX. Please provide a copy of the XXX to verify the payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/22/2024	1/29/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lease agreement.	Received copy of the full lease agreement for XXX. Reviewed the documentation and confirmed payment. Exception cleared.
158856	XXXXX		XXXXXXX_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection: XXX Hurricane XXX, Incident period XXX XX, XXXX - XXX X, XXXX. Declaration Date XXX XX,XXXX property located in a Individual assistance FEMA disaster area and the file does not contain a post disaster inspection report, or a letter from the borrower attesting that the property isn't damaged.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/24/2024	02/02/2024	Yes	Yes				Safe Harbor QM (APOR)	Only public assistance was declared for XXX County (not individual).	Post Disaster Inspection provided. Only public assistance was declared for XXX County (not individual). Re-reviewed FEMA website and confirmed. Exception cleared.
159411	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the $XX.XX monthly HOA payment for the Subject property. Please provide a statement verifying the monthly HOA payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/24/2024	02/02/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached HOA statement showing dues as $XXX / QTR	Received copy of HOA quarterly statement confirming the $XX.XX monthly payment. Exception cleared.
160891	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The "Other" Payment on the XXXX in the amount is mis-stated in the amount of $XX.XX. Verified with the Escrow statement, the MI insurance is $XXX.XX and the escrow shortage is $XX.XX. For a total of $XXX.XX the Insurance payment is $XX.XX higher on the escrow statement. for a total of $XXX.XX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/24/2024	02/02/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower liabilities verified indicator is Present.  Total PITI is $X,XXX.XX. The XXXX is off in terms of where the payment amounts are slotted, but the total is accurate. P&I should be $XXX.XX vs $XXXX.XX, however, T&I amounts were lower to compensate. Total Escrow s/b $XXX.XX We have TI + Other as $XXX.XX. Difference is made up in P&I.  ;
Re-reviewed the escrow shortage versus the XXXX.  The mortgage Insurance was missed in our calculation.  The MI also increased with the T&I amounts.  Confirmed the monthly increased amount is $XX.XX since the T&I and MI amounts increased, as well as, consuming the overage difference.  Updating loan accordingly - exception cleared.

Re-reviewed the escrow shortage versus the XXXX.  The mortgage Insurance was missed in our calculation.  The MI also increased with the T&I amounts.  Confirmed the monthly increased amount is $XX.XX since the T&I and MI amounts increased, as well as, consuming the overage difference.  Updating loan accordingly - exception cleared.

162371	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects Other at $XX.XX - Escrow Review Statement reflects $XX.XX. Difference of $XX.XX. MiXXXng evidence to support difference of $XX.XX .	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/19/2024	01/30/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other).
Borrower liabilities verified indicator is Present.  See attached XXX lien pay history showing total escrows as $XXX.XX. This equates to the $XXX.XX (HOI), $XXX.XX (Taxes), and $XX.XX (Other). Re-reviewed the escrow shortage versus the XXXX and confirmed the monthly increased amount is $XX.XX since the tax/insurance amounts were increased as well consuming the overage difference.  Updating loan accordingly - exception cleared.

163851	XXXXX		XXXXXXX_-96474	Compliance	2	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; XX/XX/XXXX-- Recd copy of disclosure delivery information from client for LE dated XX/XX/XXXX. Applied borrower viewed date of XX/XX/XXXX. Exception cleared; Documentation Required: MiXXXng evidence of delivery date for LE dated XX/XX/XXXX. Using the mailbox rule
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	A	B	A	B	A	B	A	B	A	1/30/2024	02/07/2024	Yes	Yes				Higher Priced QM (APOR)	Evidence borrower reviewed LE from XX/XX is attached.
This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

165886	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required
Refund in the amount of $XXX.XX
Cure of refund Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid XXX.
The Zero tolerance violation is due to the increase on the Discount Point Fee on the LE dated XX.XX.XX and the XXX in file indicates property type change, but this information is not sufficient.
Please provide a valid XXX or Cure package
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/23/2024	02/19/2024	Yes	No				Safe Harbor QM (APOR)	See attached cure docs.	Compliance reviewed; condition cleared.
168106	XXXXX		XXXXXXX_2957	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX Hurricane XXX Incident Period X/XX/XX - X/XX/XX declaration date XX/XX/XX. The file does not contain a post disaster inspection report or a statement from the customer that indicates the property did not sustain any damage from the hurricane.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/18/2024	1/29/2024	Yes	Yes				Higher Priced QM (APOR)	Only public assistance was declared (not individual)	Received copy of FEMA report; confirm public assistance declared not individual. Exception cleared.
169031	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Changed circumstance information provided was included in testing and sufficient to resolve the violation. ; No Cure Needed – Valid XXX for DTI Provided.  Response and rebuttal document provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XX.XX is due to an increase of the discount points on the CD dated XX/XX/XXXX without a valid XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/29/2024	02/23/2024	Yes	Yes				Higher Priced QM (APOR)	No Cure Needed – Valid XXX for DTI Provided
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

174211	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX. There is no escrow shortage or other supporting documentation in the file and no notes on the XXXX. The difference in the T&I before the new loan and the new T&I is only XX.XX, therefore, it's not related to the T&I difference. Please provide documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/28/2024	02/05/2024	Yes	Yes				Safe Harbor QM (APOR)
ee XXX lien pay history showing Escrow Total as $XXX.XX. We are overstating escrows on XXXX by $XX.XX, which would lower DTI to XX.XXX;
XXXX Totals: HOI ($XXX.XX) Tax ($XXX.XX) + Other ($XX.XX) = $XXX.XX;

Reviewed the payment history report versus the XXXX and confirmed the monthly escrow amount increased amount is $XX.XX per month.  Lender overstated the escrow by a total of $XX.XX per documentation provided.  Updating loan accordingly - exception cleared.

175321	XXXXX		XXXXXXX_1261	Credit	3	1	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Please provide recent paystub for borrower. Paystub in file is dated XX/XX/XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/31/2024	02/05/2024	Yes	Yes				Higher Priced QM (APOR)	See attached WVOE showing borrower is paid $XXX bi-weekly.	Received VVOE confirming the borrower's base pay. Re-reviewed the loan file and located the XXX award letter. Exception cleared.
176246	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the P&I payment for the Sr Lien. Please provide evidence of the Principal and Interest payment for the Senior Lien.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/22/2024	01/30/2024	Yes	Yes				Higher Priced QM (APOR)	XXX lien P&I evidence attached.
Borrower liabilities verified indicator is Present.  XXX lien P&I evidence attached.  Received copy of payment activity for XX months which confirms the Principal and Interest payments.  Total P&I payment is $XXX.XX per month.  Updating loan accordingly - exception cleared.

179391	XXXXX		XXXXXXX_2587	Credit	3	1	Borrower Income Verification is less than 12 months
Borrower Income Verification of X.XX is less than XX months. Verification of current receipt of retirement benefits documented with recent XXX account statement.  Pension Award Letter is needed to validate XX months receipt.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/26/2024	02/14/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower XXX is retired from the XXX and received monthly XXX retirement benefits of $X,XXX.XX; Please see attached rebuttal
Income Verification of XX.XX is greater than XX months.  Borrower XXX is retired from the XXX and received monthly XXX retirement benefits of $X,XXX.XX; Please see attached rebuttal.  Reviewed the guidelines and documentation provided.  Confirmed - sufficient documentation was provided, exception cleared.

179761	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Unknown payment of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX.  Please provided documentation to support the $XX.XX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/25/2024	2/1/2024	Yes	Yes				Safe Harbor QM (APOR)
See attached XXX lien pay history showing total escrows as $XXX.XX. The XXXX total escrows is $XXX.XX ($XXX.XX HOI, $XXX.XX Taxes, and $XX.XX Other). This is  a decrease of $X.XX, reducing DTI from XX.XXX% to XX.XXX%.
																																						Escrow shortage provided. Exception Cleared
185681	XXXXX		XXXXXXX_2570	Credit	3	1	Final Loan Application is MiXXXng	Final loan application is MiXXXng; Application in file dated after closing XX.XX.XXXX and was not signed by the borrower. The final CD is dated XX.XX.XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/30/2024	02/26/2024	Yes	Yes				Safe Harbor QM (APOR)	Received copy of the Electronic Signature guidelines; with compliance reports showing when the borrower confirmed eConsent.
Received copy of the Electronic Signature guidelines; with compliance reports showing when the borrower confirmed eConsent.  Reviewed the guideline requirements and confirm the final CD meets requirements.  Exception cleare

185681	XXXXX		XXXXXXX_397	Credit	3	1	Note Document Indicator is Partial	MiXXXng evidence of XXX lien principal and interest.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/31/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	XXX Lien Note Provided	Received copy of XXX Lien Note; updated loan accordingly. Exception cleared.
186051	XXXXX		XXXXXXX_397	Credit	3	1	Note Document Indicator is Partial	The file is miXXXng evidence of first lien principal and interest monthly payment amount.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/31/2024	02/14/2024	Yes	Yes				Safe Harbor QM (APOR)	XXX lien Note attached.	Note document indicator is Present. XXX lien Note attached. Received copy of XXX lien note; updating loan accordingly. Exception cleared.
187161	XXXXX		XXXXXXX_-96366	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX.XX is due to an increase of the discount points, loan origination fee, and signing fee from LE dated XX/XX/XXXX to LE dated XX/XX/XXXX.  This exception is tied to miXXXng evidence of delivery for LE dated XX/XX/XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	1/25/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	No Cure Needed Response Created X/XX/XXXX
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

187161	XXXXX		XXXXXXX_-96474	Compliance	2	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; XX/XX/XXXX-- recd from client proof of delivery for Final LE dated XX/XX/XXXX. Applied date and re-ran CE. Exception cleared; Documentation required: The file does not contain evidence of the receipt date of the LE. LE is required to be received at least X days prior to consummation.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	A	B	A	B	A	B	A	B	A	1/25/2024	02/06/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached elog showing customer reviewed LE Docs on XX/XX/XX
This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

199371	XXXXX		XXXXXXX_-96474	Compliance	2	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Provide documentation to show receipt date of final LE dated XX/X/XXXX was at least X days prior to consummation.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	A	B	A	B	A	B	A	B	A	2/4/2024	02/13/2024	Yes	Yes				Safe Harbor QM (APOR)	Proof of Bwr Receipt and acknowledgement of XX/X LE/XXX
This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

200481	XXXXX		XXXXXXX_651	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Final XXXX reflects an HOA payment of $XX.XX/mos, however, documentation to validate an HOA payment is miXXXng from the file. Please provide a recent statement to support the HOA dues of $XX.XX/mos for the subject property.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		D	A	D	A	C	A	C	A	D	A	1/28/2024	2/7/2024	Yes	Yes				Safe Harbor QM (APOR)	HOA statement provided.	HOA statement provided. Excpetion Resolved.
200851	XXXXX		XXXXXXX_-96366	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid XXX or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The discount fee was increased from $XXX.XX to $XXX.XX on the LE issued XX/XX/XXXX. The file does not contain a valid XXX for the increase in fee. The XXX provided states a borrower was added to the loan. Both LE(s) provided indicate that the rate was locked and there was no other change to pricing, loan amount, or loan program noted.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	1/27/2024	02/26/2024	Yes	No				Safe Harbor QM (APOR)	See attached cure docs.	Cure package provided within XX days of discovery.